PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS

	December 31,
	2024	2025
	RMB	RMB
Assets
Current assets
Cash	79,741	2,202
Term deposits	143,768	-
Short-term investments	39,536	179,234
Other current assets	81	5,061
Total current assets	263,126	186,497
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	993,075	765,636
Total non-current asset	993,075	765,636
Total assets	1,256,201	952,133
Liabilities
Current liabilities
Accrued expenses and other current liabilities	181,624	110,750
Total current liabilities	181,624	110,750
Total liabilities	181,624	110,750
Shareholders’ equity:
Class A Ordinary Shares	195	195
Class B Ordinary Shares	17	17
Additional paid-in capital	11,225,945	11,239,347
Treasury stock	(120,899)	(120,899)
Accumulated other comprehensive loss	(56,362)	(63,608)
Accumulated deficit	(9,974,319)	(10,213,669)
Total shareholders’ equity	1,074,577	841,383
Total liabilities and shareholders’ equity	1,256,201	952,133

SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total operating expenses	(89,953)	(32,074)	(26,860)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries	(319,769)	(110,683)	(212,490)
Loss before income taxes	(409,722)	(142,757)	(239,350)
Net loss	(409,722)	(142,757)	(239,350)
Net loss attributable to ordinary shareholders	(409,722)	(142,757)	(239,350)

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(133,979)	115,285	(32,515)
Net cash used in investing activities	(569,407)	(486)	(185,787)
Net cash provided by financing activities	-	-	-
Effect of foreign currency exchange rate changes on cash	31,168	2,713	(3,005)
Net increase/(decrease) in cash	(672,218)	117,512	(221,307)
Cash at the beginning of the year	778,215	105,997	223,509
Cash at the end of the year	105,997	223,509	2,202